Condensed Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Seamless Group Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Seamless Group Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Seamless Group Inc. [Member]	Common Class A [Member]	Common Class B [Member]	Total	Seamless Group Inc. [Member]		Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc. [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member] Seamless Group Inc. [Member]	Total Shareholders Deficit [Member] Seamless Group Inc. [Member]	Noncontrolling Interest [Member] Seamless Group Inc. [Member]
Balance at Dec. 31, 2021		$ 583	$ 58,030		$ 29,172,373	$ (4,442,807)	$ (60,090,694)			$ (4,442,224)	$ (8,093,751)		$ 52,457		$ (30,807,834)	$ 22,714,083
Balance, shares at Dec. 31, 2021		5,833,083	58,030,000
Accretion of Class A ordinary shares to redemption value				(2,999,982)		(2,934,116)				(5,934,098)
Contribution for extension				2,999,982						2,999,982
Net income loss						(1,111,964)	(16,678,135)	$ 860,883	$ 251,081	(1,111,964)	(15,725,713)	[1]			(16,678,135)	952,422
Acquisition of a subsidiary											993,695		(304)	20,505	20,201	973,494
Dividend to non-controlling interests											(1,912,012)					(1,912,012)
Foreign currency translation adjustments											2,402		(11,360)		(11,360)	13,762
Balance at Dec. 31, 2022		$ 583	$ 58,030		29,172,373	(8,488,887)	(76,768,829)			(8,488,304)	(24,735,379)	[2]	40,793	20,505	(47,477,128)	22,741,749
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000
Accretion of Class A ordinary shares to redemption value				(580,000)		(1,631,158)				(2,211,158)
Contribution for extension				580,000						580,000
Net income loss						998,238	(3,543,442)	(712,719)	(285,519)	998,238	(3,339,807)				(3,543,442)	203,635
Foreign currency translation adjustments											584,553		597,714	(692)	597,022	(12,469)
Balance at Mar. 31, 2023		$ 583	$ 58,030		29,172,373	(9,121,807)	(80,312,271)			(9,121,224)	(27,490,633)		638,507	19,813	(50,423,548)	22,932,915
Balance, shares at Mar. 31, 2023		5,833,083	58,030,000
Balance at Dec. 31, 2022		$ 583	$ 58,030		29,172,373	(8,488,887)	(76,768,829)			(8,488,304)	(24,735,379)	[2]	40,793	20,505	(47,477,128)	22,741,749
Balance, shares at Dec. 31, 2022		5,833,083	58,030,000
Accretion of Class A ordinary shares to redemption value				(2,540,000)		(5,175,207)				(7,715,207)
Contribution for extension				2,540,000						2,540,000
Net income loss						3,147,500	(15,306,550)	(2,003,234)	(1,165,646)	3,147,500	(14,417,786)				(15,306,550)	888,764
Foreign currency translation adjustments											10,608		27,758		27,758	(17,150)
Remeasurement for the year											(690)			(690)	(690)
Balance at Dec. 31, 2023		$ 583	$ 58,030		29,172,373	(10,516,594)	(92,075,379)			(10,516,011)	(39,143,247)		68,551	19,815	(62,756,610)	23,613,363
Balance, shares at Dec. 31, 2023		5,833,083	58,030,000
Accretion of Class A ordinary shares to redemption value				(320,000)		(949,100)				(1,269,100)
Contribution for extension				320,000						320,000
Net income loss						590,103	(3,034,984)	$ (301,466)	$ (288,637)	590,103	(2,631,928)				(3,034,984)	403,056
Foreign currency translation adjustments											368,135		363,393		363,393	4,742
Balance at Mar. 31, 2024		$ 583	$ 58,030		$ 29,172,373	$ (10,875,591)	$ (95,110,363)			$ (10,875,008)	$ (41,407,040)		$ 431,944	$ 19,815	$ (65,428,201)	$ 24,021,161
Balance, shares at Mar. 31, 2024		5,833,083	58,030,000

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.